Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies (Textual)
New and amended standards and interpretations issued and effective, description	As a result of this change, the Company reclassified $2.3 million of impairment losses recognized in prior years on certain equity securities which continue to be owned by the Company as at January 1, 2018 from opening deficit to accumulated other comprehensive income (loss) on January 1, 2018
Recent accounting pronouncements issued but not yet effective, description	The Company has evaluated the impact of the changes to its financial statements based on the characteristics of leases in place before the effective date and the expected impact on the Company’s balance sheet on January 1, 2019 is the recognition of a lease liability of $0.3 million and right-of-use assets also of $0.3 million. The liability was determined as the present value of the Company’s unavoidable lease payments, discounted at the Company’s incremental borrowing rate of 11.09%.